Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of provision for judicial and administrative proceedings

	2025	2024

Tax risks	5,081	883
Civil risks	22,044	18,650
Labor risks	3,795	3,018
Total	30,920	22,551

Schedule of changes to provision for lawsuits and administrative proceedings

	2025				2024	2023
	Tax	Civil	Labor	Total	Total	Total

Balance at beginning of the year	883	18,650	3,018	22,551	8,082	17,947
Additions	3,652	26,239	5,885	35,776	47,994	14,588
Monetary adjustment	373	58	473	904	561	-
Reversals	-	(2,111)	(5,331)	(7,442)	(14,430)	(3,475)
Payments	-	(23,110)	(628)	(23,738)	(15,719)	(22,226)
Effect of changes in exchange rates (OCI)	173	2,318	378	2,869	(3,937)	1,248
Balance at end of the year	5,081	22,044	3,795	30,920	22,551	8,082